UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06540

Name of Fund: BlackRock MuniYield Insured Fund, Inc. (MYI)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer,
      BlackRock MuniYield Insured Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2008

Date of reporting period: 11/01/2007 - 01/31/2008

Item 1 - Schedule of Investments

BlackRock MuniYield Insured Fund, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)        (in Thousands)

                          Face
State                   Amount  Municipal Bonds                                                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
Alaska - 0.5%          $ 3,695  Alaska Energy Authority, Power Revenue Refunding Bonds (Bradley Lake), Fourth
                                Series, 6% due 7/01/2018 (g)                                                            $     4,419
-----------------------------------------------------------------------------------------------------------------------------------
Arizona - 6.6%          21,355  Downtown Phoenix Hotel Corporation, Arizona, Revenue Bonds, Senior Series A,
                                5% due 7/01/2036 (c)                                                                         21,099
                         5,000  Glendale, Arizona, Transportation Excise Tax Revenue Bonds,
                                4.50% due 7/01/2032 (b)                                                                       4,863
                         7,750  Maricopa County and Phoenix, Arizona, IDA, S/F Mortgage Revenue Bonds, AMT,
                                Series A-2, 5.80% due 7/01/2040 (k)(l)                                                        8,423
                        13,000  Phoenix, Arizona, Civic Improvement Corporation, Wastewater System Revenue
                                Refunding Bonds, 5% due 7/01/2037 (b)                                                        13,363
                         2,625  Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, 5.50%
                                due 12/01/2029                                                                                2,631
                         5,535  Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, 5%
                                due 12/01/2032                                                                                5,155
                         7,750  Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, 5%
                                due 12/01/2037                                                                                7,121
-----------------------------------------------------------------------------------------------------------------------------------
California - 32.2%      10,000  Alameda Corridor Transportation Authority, California, Capital Appreciation
                                Revenue Refunding Bonds, Subordinate Lien, Series A, 5.40%
                                due 10/01/2024 (a)(m)(p)                                                                      8,434
                         5,000  Antioch, California, Public Finance Authority, Lease Revenue Refunding Bonds
                                (Municipal Facilities Project), Series A, 5.50% due 1/01/2032 (b)                             5,220
                        10,000  California Infrastructure and Economic Development Bank, Bay Area Toll Bridges
                                Revenue Bonds, First Lien, Series A, 5% due 7/01/2025 (c)(i)                                 11,192
                            10  California State, GO, 5.50% due 4/01/2030 (b)                                                    10
                        10,000  California State, GO, 5% due 9/01/2035                                                       10,020
                         5,000  California State, GO, 5% due 11/01/2037                                                       5,007
                         5,000  California State, GO, Refunding, 5% due 6/01/2037                                             5,007
                        10,000  California State, GO, Refunding, 5% due 12/01/2037                                           10,015
                         5,500  California State Public Works Board, Lease Revenue Bonds (Department of
                                Corrections), Series C, 5.25% due 6/01/2028                                                   5,560
                         3,755  California State Public Works Board, Lease Revenue Bonds (Department of
                                General Services), Series D, 5.25% due 6/01/2028                                              3,796
                         5,250  California State Public Works Board, Lease Revenue Bonds (Department of
                                Mental Health - Coalinga State Hospital),
                                Series A, 5.125% due 6/01/2029                                                                5,246
                        18,435  California State University, Systemwide Revenue Refunding Bonds, Series A, 5%
                                due 11/01/2037 (g)                                                                           19,253
                        12,000  California State, Various Purpose, GO, 5.25% due 11/01/2029                                  12,322
                        25,000  California State, Various Purpose, GO, Refunding, 5% due 6/01/2034 (d)                       25,523
                         7,740  California Statewide Communities Development Authority, Health Facility
                                Revenue Bonds (Memorial Health Services), Series A, 6% due 10/01/2023                         8,280
                         4,205  California Statewide Communities Development Authority, Water Revenue Bonds
                                (Pooled Financing Program), Series C, 5.25% due 10/01/2034 (g)                                4,390

Portfolio Abbreviations

To simplify the listings of BlackRock MuniYield Insured Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT               Alternative Minimum Tax (subject to)
CABS              Capital Appreciation Bonds
COP               Certificates of Participation
EDA               Economic Development Authority
EDR               Economic Development Revenue Bonds
GO                General Obligation Bonds
HDA               Housing Development Authority
HFA               Housing Finance Agency
IDA               Industrial Development Authority
IDR               Industrial Development Revenue Bonds
PCR               Pollution Control Revenue Bonds
PUTTERS           Puttable Tax-Exempt Receipts
S/F               Single-Family
VRDN              Variable Rate Demand Notes

BlackRock MuniYield Insured Fund, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)        (in Thousands)

                          Face
State                   Amount  Municipal Bonds                                                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                       $ 2,850  Chino Basin, California, Regional Financing Authority, Revenue Refunding Bonds
                                (Inland Empire Utility Agency), Series A, 5% due 11/01/2038 (a)                         $     2,894
                        10,000  Fairfield, California, COP (Fairfield Water Financing), Series A, 5%
                                due 4/01/2042 (e)                                                                             9,918
                         5,800  Fairfield-Suisun, California, Unified School District, GO (Election of 2002),
                                5.50% due 8/01/2028 (b)                                                                       6,247
                        10,030  Gavilan, California, Joint Community College District, GO (Election of 2004),
                                Series A, 5.50% due 8/01/2028 (a)                                                            10,706
                        10,000  Las Virgenes, California, Unified School District, GO, Series A, 5%
                                due 8/01/2031 (g)                                                                            10,451
                        16,000  Los Angeles, California, Department of Water and Power, Waterworks Revenue Bonds,
                                Sub-Series A-2, 5% due 7/01/2044 (a)                                                         16,440
                        10,000  Los Angeles, California, Municipal Improvement Corporation, Lease Revenue Bonds,
                                Series B1, 4.75% due 8/01/2032 (c)                                                           10,007
                        15,000  Los Angeles, California, Municipal Improvement Corporation, Lease Revenue Bonds,
                                Series B1, 4.75% due 8/01/2037 (c)                                                           14,929
                         7,500  Modesto, California, Irrigation District, COP, Refunding and Capital Improvements,
                                Series A, 5% due 10/01/2036 (a)                                                               7,557
                        13,020  Monterey Peninsula Community College District, California, GO, CABS, Series C,
                                5.13% due 8/01/2030 (g)(p)                                                                    4,022
                        13,350  Monterey Peninsula Community College District, California, GO, CABS, Series C,
                                5.17% due 8/01/2033 (g)(p)                                                                    3,491
                        10,780  Orange County, California, Sanitation District, COP, Series B, 5% due 2/01/2037 (g)          11,047
                        10,365  Pasadena, California, Area Community College District, GO (Election of 2002),
                                Series B, 5% due 8/01/2031 (a)                                                               10,735
                           145  Port of Oakland, California, Revenue Bonds, AMT, Series K, 5.75% due 11/01/2021 (c)             149
                         2,500  Rancho Cucamonga, California, Redevelopment Agency, Tax Allocation Refunding
                                Bonds (Rancho Redevelopment Project), Series A, 5% due 9/01/2034 (b)                          2,505
                        10,000  Riverside County, California, Public Financing Authority, Tax Allocation Revenue
                                Bonds (Redevelopment Projects), 5% due 10/01/2035 (e)                                         9,970
                        10,000  San Francisco, California, Bay Area Rapid Transit District, Sales Tax Revenue Bonds,
                                5% due 7/01/2036 (g)                                                                         10,332
                         5,045  San Francisco, California, Community College District, GO (Election of 2001),
                                Series C, 5% due 6/15/2029 (g)                                                                5,284
                         3,250  San Mateo, California, Union High School District, COP (Phase One Projects),
                                Series B, 4.486% due 12/15/2043 (a)(p)                                                        1,719
                        10,000  Simi Valley, California, Unified School District, GO (Election of 2004),
                                Series C, 4.79% due 8/01/2032 (g)(p)                                                          2,994
                         8,000  Southern California Public Power Authority, Natural Gas Project Number 1,
                                Revenue Bonds, Series A, 5% due 11/01/2033                                                    7,708
                         8,310  Stockton, California, Public Financing Authority, Lease Revenue Bonds
                                (Parking & Capital Projects), 5.25% due 9/01/2034 (c)                                         8,467
-----------------------------------------------------------------------------------------------------------------------------------
Colorado - 0.8%          8,000  Colorado HFA, S/F Mortgage Revenue Refunding Bonds, AMT, Series A-3, Class III,
                                4.80% due 11/01/2037 (b)                                                                      7,440
-----------------------------------------------------------------------------------------------------------------------------------
District of Columbia    10,000  Metropolitan Washington Airports Authority, D.C., Airport System Revenue Bonds,
- 1.0%                          AMT, Series B, 5% due 10/01/2032 (a)                                                          9,929
-----------------------------------------------------------------------------------------------------------------------------------
Florida - 3.7%           1,000  Miami-Dade County, Florida, Aviation Revenue Refunding Bonds (Miami International
                                Airport), AMT, 5.375% due 10/01/2027 (c)                                                      1,017
                        15,000  Miami-Dade County, Florida, Aviation Revenue Refunding Bonds (Miami International
                                Airport), AMT, 5% due 10/01/2040 (e)(n)                                                      14,870
                        10,000  Miami-Dade County, Florida, Aviation Revenue Refunding Bonds (Miami International
                                Airport), AMT, Series A, 5% due 10/01/2038 (d)                                                9,665
                        10,000  Miami-Dade County, Florida, Expressway Authority, Toll System Revenue Bonds,
                                5% due 7/01/2039 (a)                                                                         10,011
-----------------------------------------------------------------------------------------------------------------------------------
Georgia - 1.4%          12,500  Atlanta, Georgia, Airport General Revenue Refunding Bonds, Series B, 5.25%
                                due 1/01/2033 (g)                                                                            12,925
-----------------------------------------------------------------------------------------------------------------------------------
Hawaii - 0.5%            2,000  Hawaii State, GO, Series CX, 5.50% due 2/01/2021 (g)                                          2,173
                         3,000  Hawaii State Harbor System Revenue Bonds, AMT, Series A, 5% due 1/01/2031 (g)                 3,014
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock MuniYield Insured Fund, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)        (in Thousands)

                          Face
State                   Amount  Municipal Bonds                                                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
Idaho - 0.0%           $     5  Idaho Housing and Financing Association, S/F Mortgage Revenue Bonds, AMT,
                                Series G-1, Class III, 5.125% due 1/01/2029                                             $         5
-----------------------------------------------------------------------------------------------------------------------------------
Illinois - 12.1%        15,400  Chicago, Illinois, GO, Series C, 5% due 1/01/2035 (b)                                        15,763
                         2,300  Chicago, Illinois, Midway Airport Revenue Bonds, Second Lien, AMT, Series B, 2.60%
                                due 1/01/2029 (b)                                                                             2,300
                        14,200  Chicago, Illinois, Midway Airport Revenue Bonds, Second Lien, VRDN, AMT, Series A,
                                2.60% due 1/01/2029 (b)(h)                                                                   14,200
                         8,600  Chicago, Illinois, O'Hare International Airport Revenue Bonds, PUTTERS, Series 369,
                                3.55% due 7/01/2011 (e)(h)                                                                    8,600
                         1,500  Chicago, Illinois, O'Hare International Airport, Revenue Refunding Bonds,
                                Third Lien, AMT, Series C-2, 5.25% due 1/01/2034 (e)                                          1,494
                        25,000  Illinois Municipal Electric Agency, Power Supply Revenue Bonds, Series A,
                                5% due 2/01/2035 (c)                                                                         25,198
                        15,000  Illinois Municipal Electric Agency, Power Supply Revenue Bonds, Series A,
                                5.25% due 2/01/2035 (c)                                                                      15,500
                         1,215  McLean and Woodford Counties, Illinois, Community Unit School District
                                Number 005, GO, Refunding, 6.375% due 12/01/2016 (g)                                          1,376
                         4,800  Metropolitan Pier and Exposition Authority, Illinois, Dedicated State Tax
                                Revenue Refunding Bonds (McCormick Place Expansion Project), Series B,
                                5.75% due 6/15/2023 (b)                                                                       5,214
                        12,000  Northern Illinois Municipal Power Agency, Power Project Revenue Refunding
                                Bonds (Prairie State Project), Series A, 5% due 1/01/2037 (b)                                12,000
                        12,350  Regional Transportation Authority, Illinois, Revenue Bonds, Series A, 4.50%
                                due 7/01/2035 (b)                                                                            12,027
                         1,000  Regional Transportation Authority, Illinois, Revenue Bonds, Series C, 7.75%
                                due 6/01/2020 (c)                                                                             1,328
-----------------------------------------------------------------------------------------------------------------------------------
Indiana - 4.9%           1,900  Daviess County, Indiana, EDR (Daviess Community Hospital Project), Refunding,
                                VRDN, 6.50% due 1/01/2029 (h)(o)                                                              1,900
                        25,955  Indiana Bond Bank, Special Program Gas Revenue Bonds, Series A, 5.25%
                                due 10/15/2020                                                                               27,547
                         2,250  Indiana Health Facilities Financing Authority, Hospital Revenue Bonds
                                (Deaconess Hospital Obligated Group), Series A, 5.375% due 3/01/2034 (a)                      2,296
                        13,000  Indiana Transportation Finance Authority, Highway Revenue Bonds, Series A,
                                5.25% due 6/01/2014 (c)(f)                                                                   14,758
-----------------------------------------------------------------------------------------------------------------------------------
Kentucky - 2.2%         20,005  Louisville and Jefferson Counties, Kentucky, Metropolitan Sewer District, Sewer
                                and Drain System Revenue Bonds, Series A, 5.25% due 5/15/2037 (c)                            20,868
-----------------------------------------------------------------------------------------------------------------------------------
Louisiana - 3.0%         3,750  Louisiana Local Government Environmental Facilities and Community Development
                                Authority, Revenue Bonds (Capital Projects and Equipment Acquisition),
                                Series A, 6.30% due 7/01/2030 (a)                                                             4,250
                         6,615  Louisiana Public Facilities Authority, Hospital Revenue Bonds (Franciscan
                                Missionaries of Our Lady Health System, Inc.), Series A, 5.25% due 8/15/2036                  6,656
                         4,270  Louisiana Public Facilities Authority Revenue Bonds (Nineteenth Judicial
                                District Court Building Project), 5.50% due 6/01/2041 (c)                                     4,418
                        10,000  Louisiana State, Gas and Fuels Tax Revenue Bonds, Series A, 5% due 5/01/2036 (g)             10,285
                         3,545  New Orleans, Louisiana, GO (Public Improvements), 5% due 10/01/2033 (b)                       3,435
-----------------------------------------------------------------------------------------------------------------------------------
Maryland - 1.2%         11,110  Maryland State Transportation Authority, Transportation Facilities Projects
                                Revenue Bonds, 4.50% due 7/01/2037 (g)                                                       11,025
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts - 4.4%     2,500  Massachusetts State, HFA, Housing Development Revenue Refunding Bonds,
                                Series B, 5.40% due 12/01/2028 (b)                                                            2,615
                        12,365  Massachusetts State, HFA, Rental Housing Mortgage Revenue Bonds, AMT,
                                Series A, 5.15% due 7/01/2026 (g)                                                            12,798
                         7,550  Massachusetts State Port Authority Revenue Bonds, Series A, 5% due 7/01/2033 (b)              7,682
                         7,000  Massachusetts State School Building Authority, Dedicated Sales Tax
                                Revenue Bonds, Series A, 4.50% due 8/15/2035 (a)                                              6,806
                        10,000  Massachusetts State Special Obligation Dedicated Tax Revenue Bonds,
                                5.75% due 1/01/2014 (c)(f)                                                                   11,533
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock MuniYield Insured Fund, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)        (in Thousands)

                          Face
State                   Amount  Municipal Bonds                                                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
Michigan - 3.9%        $ 4,325  Michigan Higher Education Student Loan Authority, Student Loan Revenue Bonds,
                                AMT, Series XVII-Q, 5% due 3/01/2031 (a)                                                $     4,307
                         8,000  Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds
                                (Detroit Edison Company Pollution Control Project), AMT, Series A, 5.50%
                                due 6/01/2030 (e)                                                                             8,179
                         5,000  Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds
                                (Detroit Edison Company Pollution Control Project), AMT, Series C, 5.65%
                                due 9/01/2029 (e)                                                                             5,124
                        20,000  Wayne County, Michigan, Airport Authority Revenue Bonds (Detroit Metropolitan
                                Wayne County Airport), AMT, 5% due 12/01/2029 (b)                                            19,404
-----------------------------------------------------------------------------------------------------------------------------------
Missouri - 1.1%         10,000  Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds
                                (Prairie State Project), Series A, 5% due 1/01/2042 (a)                                      10,000
                           115  Missouri State Housing Development Commission, S/F Mortgage Revenue Bonds
                                (Homeownership Loan Program), AMT, Series C-1, 7.15% due 3/01/2032 (k)                          125
-----------------------------------------------------------------------------------------------------------------------------------
Nevada - 6.0%           25,000  Clark County, Nevada, Airport System Subordinate Lien Revenue Bonds, Series A-2,
                                5% due 7/01/2030 (c)                                                                         25,080
                        12,675  Clark County, Nevada, IDR (Southwest Gas Corporation Project), AMT, Series A,
                                5.25% due 7/01/2034 (a)                                                                      12,722
                         6,000  Henderson, Nevada, Health Care Facilities Revenue Bonds (Catholic Healthcare
                                West), Series A, 5.625% due 7/01/2024                                                         6,291
                        11,950  Las Vegas, Nevada, Convention and Visitors Authority Revenue Bonds, 5%
                                due 7/01/2037 (a)                                                                            12,015
                         1,165  Reno, Nevada, Capital Improvement Revenue Bonds, 5.50% due 6/01/2019 (c)                      1,222
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey - 4.2%       10,000  Garden State Preservation Trust of New Jersey, Open Space and Farmland
                                Preservation Revenue Bonds, Series A, 5.75% due 11/01/2028 (g)                               12,167
                         3,060  New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75% due 6/15/2029                              3,044
                         2,610  New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50% due 6/15/2031                              2,528
                        14,135  New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75% due 6/15/2034                             14,060
                        20,000  New Jersey State Transportation Trust Fund Authority, Transportation System
                                Revenue Bonds, Series C, 4.96% due 12/15/2035 (a)(p)                                          4,769
                         2,880  Newark, New Jersey, Housing Authority, Port Authority-Port Newark Marine Terminal
                                Additional Rent-Backed Revenue Bonds (City of Newark Redevelopment Projects),
                                5.50% due 1/01/2014 (b)(f)                                                                    3,291
-----------------------------------------------------------------------------------------------------------------------------------
New Mexico - 0.2%        1,605  New Mexico Educational Assistance Foundation, Student Loan Revenue Refunding
                                Bonds (Student Loan Program), AMT, First Sub-Series A-2, 6.65% due 11/01/2025                 1,657
                           365  New Mexico Mortgage Finance Authority, S/F Mortgage Revenue Bonds, AMT,
                                Series C-2, 6.95% due 9/01/2031 (k)                                                             378
-----------------------------------------------------------------------------------------------------------------------------------
New York - 12.8%        19,500  Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series A,
                                5% due 2/15/2047 (c)                                                                         19,539
                        10,250  Long Island Power Authority, New York, Electric System Revenue Bonds, Series A,
                                5.10% due 9/01/2029                                                                          10,591
                         5,335  Metropolitan Transportation Authority, New York, Commuter Facilities Revenue
                                Refunding Bonds, Series B, 5.125% due 7/01/2024 (a)(i)                                        5,449
                         1,880  New York City, New York, GO, Series B, 5.875% due 8/01/2016 (b)                               2,038
                        10,000  New York City, New York, GO, Series J, 5.25% due 5/15/2024                                   10,524
                         1,000  New York City, New York, GO, Series J, 5.25% due 5/15/2025                                    1,048
                        15,000  New York City, New York, GO, Series M, 5% due 4/01/2030 (n)                                  15,557
                         6,000  New York City, New York, GO, Sub-Series C-1, 5.25% due 8/15/2026                              6,280


BlackRock MuniYield Insured Fund, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)        (in Thousands)

                          Face
State                   Amount  Municipal Bonds                                                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                       $20,000  New York State Dormitory Authority, Non-State Supported Debt Revenue Bonds
                                (Presbyterian Hospital of New York), 5.25% due 2/15/2031 (g)(r)                         $    20,933
                        10,000  New York State Dormitory Authority, Non-State Supported Debt Revenue Bonds
                                (Presbyterian Hospital of New York), 5% due 8/15/2036 (g)(r)                                 10,235
                        19,500  Port Authority of New York and New Jersey, Consolidated Revenue Bonds, AMT,
                                137th Series, 5.125% due 7/15/2030 (g)                                                       20,018
-----------------------------------------------------------------------------------------------------------------------------------
Oregon - 1.0%           10,000  Clackamas County, Oregon, School District Number 12, GO (North Clackamas),
                                Series A, 4.50% due 6/15/2030 (g)                                                             9,986
-----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania - 1.4%      8,000  Pennsylvania HFA, S/F Mortgage Revenue Refunding Bonds, AMT, Series 99A,
                                5.20% due 10/01/2027                                                                          8,060
                         4,800  Pennsylvania HFA, S/F Mortgage Revenue Refunding Bonds, AMT, Series 99A,
                                5.25% due 10/01/2032                                                                          4,813
-----------------------------------------------------------------------------------------------------------------------------------
South Carolina - 6.1%    5,000  Berkeley County, South Carolina, School District, Installment Lease Revenue
                                Bonds (Securing Assets for Education Project), 5.125% due 12/01/2030                          5,058
                         3,895  Charleston Educational Excellence Financing Corporation, South Carolina,
                                Revenue Bonds (Charleston County School District), 5.25% due 12/01/2028 (n)                   4,107
                         3,465  Charleston Educational Excellence Financing Corporation, South Carolina,
                                Revenue Bonds (Charleston County School District), 5.25% due 12/01/2029 (n)                   3,651
                         1,160  Charleston Educational Excellence Financing Corporation, South Carolina,
                                Revenue Bonds (Charleston County School District), 5.25% due 12/01/2030 (n)                   1,220
                         3,775  Kershaw County, South Carolina, Public Schools Foundation, Installment Power
                                Revenue Refunding Bonds, 5% due 12/01/2030 (d)                                                3,785
                         3,690  Kershaw County, South Carolina, Public Schools Foundation, Installment Power
                                Revenue Refunding Bonds, 5% due 12/01/2031 (d)                                                3,698
                           790  South Carolina Housing Finance and Development Authority, Mortgage Revenue
                                Refunding Bonds, AMT, Series A-2, 6.35% due 7/01/2019 (g)                                       823
                         9,350  South Carolina Jobs EDA, Hospital Revenue Bonds (Oconee Memorial Hospital
                                Project), VRDN, Series A, 6% due 10/01/2036 (h)(o)                                            9,350
                         8,000  South Carolina State Public Service Authority, Revenue Refunding Bonds, Series A,
                                5% due 1/01/2037 (a)                                                                          8,226
                        18,030  South Carolina Transportation Infrastructure Bank Revenue Bonds, Series A, 5%
                                due 10/01/2029 (a)                                                                           18,359
-----------------------------------------------------------------------------------------------------------------------------------
Tennessee - 1.8%         3,000  Blount County, Tennessee, Public Building Authority, Local Government Public
                                Improvement Revenue Bonds, VRDN, Series A-1-G, 6% due 6/01/2017 (a)(h)                        3,000
                         1,630  Sevier County, Tennessee, Public Building Authority, Local Government Public
                                Improvement Revenue Bonds, VRDN, Series IV-E-5, 6% due 6/01/2020 (a)(h)                       1,630
                         7,500  Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series A, 5.25%
                                due 9/01/2026                                                                                 7,423
                         2,975  Tennessee HDA, Revenue Refunding Bonds (Homeownership Program), AMT, Series A,
                                5.25% due 7/01/2022 (g)                                                                       3,022
                         2,105  Tennessee HDA, Revenue Refunding Bonds (Homeownership Program), AMT, Series A,
                                5.35% due 1/01/2026 (g)                                                                       2,128
-----------------------------------------------------------------------------------------------------------------------------------
Texas - 13.9%            5,000  Amarillo, Texas, GO, 5.25% due 5/15/2027 (b)                                                  5,348
                         8,435  Canyon, Texas, Regional Water Authority, Contract Revenue Bonds (Wells Ranch
                                Project), 5% due 8/01/2032 (a)                                                                8,712
                         1,000  Dallas-Fort Worth, Texas, International Airport, Joint Revenue Bonds, AMT,
                                Series A, 5% due 11/01/2035 (g)                                                                 994
                        21,000  Dallas-Fort Worth, Texas, International Airport Revenue Bonds, AMT, Series A,
                                5.50% due 11/01/2033 (b)                                                                     21,360


BlackRock MuniYield Insured Fund, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)        (in Thousands)

                          Face
State                   Amount  Municipal Bonds                                                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                       $ 1,665  Harris County-Houston Sports Authority, Texas, Revenue Refunding Bonds, Senior
                                Lien, Series G, 5.75% due 11/15/2019 (b)                                                $     1,806
                         3,500  Harris County-Houston Sports Authority, Texas, Revenue Refunding Bonds, Senior
                                Lien, Series G, 5.75% due 11/15/2020 (b)                                                      3,796
                        10,000  Harris County-Houston Sports Authority, Texas, Revenue Refunding Bonds, Senior
                                Lien, Series G, 5.25% due 11/15/2030 (b)                                                     10,323
                        10,000  Harris County, Texas, Hospital District, Senior Lien Revenue Refunding Bonds,
                                Series A, 5.25% due 2/15/2037 (b)                                                            10,275
                        10,695  Houston, Texas, Combined Utility System, First Lien Revenue Refunding Bonds,
                                Series A, 5% due 11/15/2036 (g)                                                              11,071
                         6,250  Matagorda County, Texas, Navigation District Number 1, PCR, Refunding (Central
                                Power and Light Company Project), AMT, 5.20% due 5/01/2030 (b)                                6,302
                         5,890  North Texas Thruway Authority, Dallas North Thruway System Revenue Bonds,
                                Series A, 5% due 1/01/2035 (g)                                                                6,070
                         6,000  SA Energy Acquisition Public Facilities Corporation, Texas, Gas Supply Revenue
                                Bonds, 5.50% due 8/01/2027                                                                    6,082
                         4,775  Texas State Department of Housing and Community Affairs, S/F Mortgage Revenue
                                Bonds, AMT, Series A, 5.45% due 9/01/2023 (b)(k)                                              4,858
                        15,000  Texas State Transportation Commission, GO (Mobility Fund), 5% due 4/01/2029                  15,756
                        10,000  Texas State Turnpike Authority, Central Texas Turnpike System Revenue Bonds,
                                First Tier, Series A, 5.50% due 8/15/2039 (a)                                                10,229
                        10,000  Texas State Turnpike Authority, Central Texas Turnpike System Revenue Bonds,
                                First Tier, Series A, 5% due 8/15/2042 (a)                                                    9,838
-----------------------------------------------------------------------------------------------------------------------------------
Vermont - 0.4%           3,000  Vermont HFA, Revenue Refunding Bonds, AMT, Series C, 5.50% due 11/01/2038 (g)                 3,045
                           490  Vermont HFA, S/F Housing Revenue Bonds, AMT, Series 12B, 6.30% due 11/01/2019 (g)               497
-----------------------------------------------------------------------------------------------------------------------------------
Virginia - 0.5%          2,750  Fairfax County, Virginia, EDA, Residential Care Facilities, Mortgage Revenue
                                Refunding Bonds (Goodwin House, Inc.), 5.125% due 10/01/2042                                  2,568
                         2,500  Halifax County, Virginia, IDA, Exempt Facility Revenue Refunding Bonds (Old
                                Dominion Electric Cooperative Project), AMT, 5.625% due 6/01/2028 (a)                         2,625
-----------------------------------------------------------------------------------------------------------------------------------
Washington - 13.6%       2,545  Bellevue, Washington, GO, Refunding, 5.25% due 12/01/2026 (b)                                 2,688
                         2,455  Bellevue, Washington, GO, Refunding, 5.25% due 12/01/2027 (b)                                 2,590
                         2,850  Bellevue, Washington, GO, Refunding, 5.25% due 12/01/2028 (b)                                 3,003
                         3,000  Bellevue, Washington, GO, Refunding, 5.25% due 12/01/2029 (b)                                 3,158
                        17,600  Bellevue, Washington, GO, Refunding, 5% due 12/01/2034 (b)                                   18,070
                         3,030  Chelan County, Washington, Public Utility District Number 001, Consolidated
                                Revenue Bonds (Chelan Hydro System), AMT, Series A, 5.45% due 7/01/2037 (a)                   3,083
                         6,000  Chelan County, Washington, Public Utility District Number 001, Consolidated
                                Revenue Refunding Bonds (Chelan Hydro System), AMT, Series C, 5.65%
                                due 7/01/2032 (b)                                                                             6,281
                        15,785  King County, Washington, Sewer Revenue Bonds, 5% due 1/01/2037 (g)                           16,397
                        20,565  Port of Seattle, Washington, Revenue Refunding Bonds, AMT, Series B, 5.20% due
                                7/01/2029 (b)                                                                                20,749
                        10,000  Radford Court Properties, Washington, Student Housing Revenue Bonds, 5.75% due
                                6/01/2032 (b)                                                                                10,532
                         6,255  Seattle, Washington, Housing Authority Revenue Bonds (High Rise Rehabilitation
                                Program - Phase 3), AMT, 5.15% due 11/01/2027 (g)                                             6,285
                         4,945  Skagit County, Washington, Public Hospital District, GO, Series A, 5.25%
                                due 12/01/2025 (b)                                                                            5,256
                         5,450  Skagit County, Washington, Public Hospital District, GO, Series A, 5.25%
                                due 12/01/2026 (b)                                                                            5,770


BlackRock MuniYield Insured Fund, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)        (in Thousands)

                          Face
State                   Amount  Municipal Bonds                                                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                       $ 5,300  Tacoma, Washington, Regional Water Supply System, Water Revenue Bonds, 5%
                                due 12/01/2032 (b)                                                                      $     5,414
                         7,000  Washington State Health Care Facilities Authority Revenue Bonds (Providence
                                Health System), Series A, 5.25% due 10/01/2021 (b)                                            7,332
                        12,035  Washington State, Motor Vehicle Fuel Tax, GO, Series B, 5% due 7/01/2031 (g)                 12,538
-----------------------------------------------------------------------------------------------------------------------------------
West Virginia - 0.6%     5,925  Harrison County, West Virginia, County Commission for Solid Waste Disposal
                                Revenue Bonds (Monongahela Power), AMT, Series C, 6.75% due 8/01/2024 (a)                     5,938
-----------------------------------------------------------------------------------------------------------------------------------
Wisconsin - 0.4%         3,395  Wisconsin State Health and Educational Facilities Authority Revenue Bonds
                                (SynergyHealth Inc.), 6% due 11/15/2032                                                       3,425
-----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 0.3%      20,000  Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Refunding Bonds,
                                Series A, 5.01% due 8/01/2043 (b)(p)                                                          3,006
-----------------------------------------------------------------------------------------------------------------------------------
                                Total Municipal Bonds (Cost - $1,337,452) - 142.7%                                        1,358,826
-----------------------------------------------------------------------------------------------------------------------------------
                                Municipal Bonds Transferred to Tender Option Bond Trusts (j)
-----------------------------------------------------------------------------------------------------------------------------------
California - 6.6%       14,900  California State, Various Purpose, GO, 5.50% due 11/01/2033 (b)                              16,108
                        14,000  Port of Oakland, California, Revenue Bonds, AMT, Series K, 5.75%
                                due 11/01/2021 (c)                                                                           14,432
                         9,460  Port of Oakland, California, Revenue Refunding Bonds, AMT, Series L, 5.375%
                                due 11/01/2027 (c)                                                                            9,691
                         7,965  San Jose, California, Airport Revenue Refunding Bonds, Series A, 5.50%
                                due 3/01/2032 (a)                                                                             7,953
                        14,300  San Jose, California, Airport Revenue Refunding Bonds, Series A, 5%
                                due 3/01/2037 (a)                                                                            14,279
-----------------------------------------------------------------------------------------------------------------------------------
Florida - 3.7%          10,750  Miami-Dade County, Florida, Aviation Revenue Refunding Bonds (Miami
                                International Airport), AMT, 5.375% due 10/01/2025 (c)                                       10,982
                        25,000  Miami-Dade County, Florida, Aviation Revenue Refunding Bonds (Miami
                                International Airport), AMT, Series A, 5% due 10/01/2039 (b)                                 24,200
-----------------------------------------------------------------------------------------------------------------------------------
Illinois - 8.4%         16,400  Chicago, Illinois, O'Hare International Airport, General Airport Revenue
                                Refunding Bonds, Third Lien, AMT, Series C-2, 5.25% due 1/01/2030 (g)                        16,674
                        16,680  Chicago, Illinois, O'Hare International Airport Revenue Bonds, Third Lien, AMT,
                                Series B-2, 5.25% due 1/01/2027 (b)                                                          16,865
                        26,230  Chicago, Illinois, O'Hare International Airport Revenue Bonds, Third Lien, AMT,
                                Series B-2, 6% due 1/01/2027 (b)                                                             27,847
                        17,200  Chicago, Illinois, O'Hare International Airport Revenue Bonds, Third Lien, AMT,
                                Series B-2, 6% due 1/01/2029 (e)                                                             18,161
-----------------------------------------------------------------------------------------------------------------------------------
Louisiana - 3.1%        15,000  Louisiana Public Facilities Authority, Mortgage Revenue Refunding Bonds (Baton
                                Rouge General Medical Center Project), 5.25% due 7/01/2033 (b)                               15,368
                        14,030  New Orleans, Louisiana, Aviation Board Revenue Bonds,  Airport and Marina
                                Imports, AMT, Series A, 5.25% due 1/01/2032 (g)                                              14,323
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts - 3.3%    12,400  Massachusetts State HFA, S/F Housing Revenue Bonds, AMT, Series 128, 4.875%
                                due 12/01/2038 (g)                                                                           11,987
                        19,755  Massachusetts State Port Authority  Special Facilities Revenue Refunding Bonds,
                                5% due 7/01/2038 (c)                                                                         19,239
-----------------------------------------------------------------------------------------------------------------------------------
Michigan - 1.0%          9,480  Michigan State, HDA, Rental Housing Revenue Bonds, AMT, Series B, 4.95%
                                due 4/01/2044 (g)                                                                             9,551
-----------------------------------------------------------------------------------------------------------------------------------
Oklahoma - 1.0%          8,680  Oklahoma State Industries Authority Revenue Refunding Bonds (Health System-
                                Obligation Group), Series A, 5.75% due 8/15/2029 (b)                                          9,237
-----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania - 3.8%     20,000  Pennsylvania HFA, S/F Mortgage Revenue Refunding Bonds, AMT, Series 100A,
                                5.35% due 10/01/2033                                                                         20,189
                        15,600  Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds, Series A,
                                5.50% due 12/01/2031 (a)                                                                     16,476
-----------------------------------------------------------------------------------------------------------------------------------
Texas - 1.6%            15,000  Dallas-Fort Worth, Texas, International Airport, Revenue Refunding and
                                Improvement Bonds, AMT, Series A, 5.625% due 11/01/2026 (c)                                  15,560
-----------------------------------------------------------------------------------------------------------------------------------
                                Total Municipal Bonds Transferred to Tender Option Bond Trusts
                                (Cost - $310,372) - 32.5%                                                                   309,122
-----------------------------------------------------------------------------------------------------------------------------------


BlackRock MuniYield Insured Fund, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)        (in Thousands)

                       Shares
State                    Held  Short-Term Securities                                                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
                       22,300  Merrill Lynch Institutional Tax-Exempt Fund, 2.47% (q)(s)                                $    22,300
-----------------------------------------------------------------------------------------------------------------------------------
                               Total Short-Term Securities  (Cost - $22,300) - 2.3%                                          22,300
-----------------------------------------------------------------------------------------------------------------------------------
                               Total Investments  (Cost - $1,670,124*) - 177.5%                                           1,690,248

                               Liabilities in Excess of Other Assets - (1.6%)                                               (14,781)

                               Liability for Trust Certificates, Including Interest Expense Payable - (16.0%)              (152,164)

                               Preferred Stock, at Redemption Value - (59.9%)                                              (570,875)
                                                                                                                        -----------
                               Net Assets Applicable to Common Stock - 100.0%                                           $   952,428
                                                                                                                        ===========

* The cost and unrealized appreciation (depreciation) of investments as of January 31, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                                $ 1,519,749
                                                                    ===========
      Gross unrealized appreciation                                 $    31,606
      Gross unrealized depreciation                                     (12,402)
                                                                    -----------
      Net unrealized appreciation                                   $    19,204
                                                                    ===========

BlackRock MuniYield Insured Fund, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)        (in Thousands)

(a)   AMBAC Insured.
(b)   MBIA Insured.
(c)   FGIC Insured.
(d)   CIFG Insured.
(e)   XL Capital Insured.
(f)   Prerefunded.
(g)   FSA Insured.
(h)   Variable rate security.  Rate shown is interest rate as of report date.
(i)   Escrowed to maturity.
(j) Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund may have acquired the residual interest certificates. These securities serve as collateral in a financing transaction.
(k)   FNMA/GNMA Collateralized.
(l)   FHLMC Collateralized.
(m) All or a portion of security held as collateral in connection with open forward interest rate swaps.
(n)   Assured Guaranty Insured.
(o)   Radian Insured.
(p) Represents a zero coupon or step-up bond; the interest rate shown reflects the effective yield at the time of purchase.
(q)   Represents the current yield as of January 31, 2008.
(r)   FHA Insured.
(s) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

     ---------------------------------------------------------------------------
                                                       Net          Dividend
     Affiliate                                      Activity         Income
     ---------------------------------------------------------------------------
     Merrill Lynch Institutional Tax-Exempt Fund      17,398          $ 41
     ---------------------------------------------------------------------------

BlackRock MuniYield Insured Fund, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)        (in Thousands)

o Forward interest rate swaps outstanding as of January 31, 2008 were as follows:

      ---------------------------------------------------------------------------------------------------------------------------
                                                                                                       Notional       Unrealized
                                                                                                        Amount       Depreciation
      ---------------------------------------------------------------------------------------------------------------------------
      Pay a fixed rate of 3.5838% and receive a floating rate based on 1-week (SIFMA) Municipal
      Swap Index rate

      Broker, UBS Warburg
      Expires January 2016                                                                              $43,000        $  (784)

      Pay a fixed rate of 4.348% and receive a floating rate based on 3-month USD LIBOR

      Broker, JPMorgan Chase
      Expires May 2018                                                                                  $45,000           (277)

      Pay a fixed rate of 3.5878% and receive a floating rate based on 1-week (SIFMA) Municipal
      Swap Index rate

      Broker, UBS Warburg
      Expires May 2023                                                                                  $53,000           (293)

      Pay a fixed rate of 3.687% and receive a floating rate based on 1-week (SIFMA) Municipal
      Swap Index rate

      Broker, JPMorgan Chase
      Expires April 2028                                                                               $155,000            (77)
      ---------------------------------------------------------------------------------------------------------------------------
      Total                                                                                                            $(1,431)
                                                                                                                       =======

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Insured Fund, Inc.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer of
    BlackRock MuniYield Insured Fund, Inc.

Date: March 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock MuniYield Insured Fund, Inc.

Date: March 24, 2008


By: /s/ Neal J. Andrews
    -------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    BlackRock MuniYield Insured Fund, Inc.

Date: March 24, 2008